Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of income tax expense are as follows:

	2016	2015
	Restated
Current
Federal	$1,355,273	$1,893,991
State	364,394	541,064
	1,719,667	2,435,055
Deferred	307,153	95,150
	$2,026,820	$2,530,205

Schedule of Components of Deferred Tax Expense Benefit [Table Text Block]
The components of the deferred tax expense are as follows:

	2016	2015
	Restated
Depreciation	$(46,226)	$106,757
Provision for loan losses	96,206	31,094
Other real estate owned allowance for loss	(23,075)	63,403
Nonaccrual interest	(15,000)	(14,054)
Prepaid captive insurance premium	393,735	-
Post-retirement benefits	(96,624)	(92,050)
	$309,016	$95,150

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The components of the net deferred tax asset are as follows:

Deferred tax assets
Allowance for loan losses	$765,966	$862,172
Other real estate owned allowance for loss	246,925	223,850
Write-down of equity securities	5,522	5,522
Nonaccrual interest	29,055	14,054
Post-retirement benefits	520,410	423,786
Unrealized loss on securities available for sale	182,588	66,522
	1,750,466	1,595,906
Deferred tax liabilities
Prepaid captive insurance premium	393,735	-
Depreciation	329,575	375,801
	723,310	375,801
Net deferred tax asset	$1,027,156	$1,220,105

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The differences between the federal income tax rate of 34% and the effective tax rate for the Company are reconciled as follows:

Statutory federal income tax rate	34.0%	34.0%
Increase (decrease) resulting from:
Federal tax-exempt income	(4.9)	(2.2)
State income taxes, net of federal income tax benefit	4.9	5.2
Nondeductible expenses	0.1	0.1
Other	-	0.1
	34.1%	37.2%